Stock-Based Compensation Plans - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jan. 31, 2023
Stock-Based Compensation Plans
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	$ 0.8		$ 0.8		$ 0.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,657,444		1,657,444		1,593,433
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	2,553	92,422	278,845	354,699
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			$ 26.29	$ 18.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0.8	$ 0.2	$ 9.6	$ 1.3
Share-based Payment Arrangement, Option [Member]
Stock-Based Compensation Plans
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	12.2		$ 12.2
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			2 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	0.2		$ 0.3
Performance Shares [Member]
Stock-Based Compensation Plans
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	13.8		$ 13.8
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			2 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	0.0		$ 4.6
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation Plans
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	6.8		$ 6.8
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			2 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 0.0		$ 0.0
Shareholder-Approved Stock Options Plan [Member]
Stock-Based Compensation Plans
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,657,444		1,657,444
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	2,438,153		2,438,153
Deferred Share Unit Plan [Member]
Stock-Based Compensation Plans
Deferred Share Units Outstanding Number (in shares)	308,427		308,427		283,338
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 23.2		$ 23.2		$ 20.6
Deferred Share Units Grants In Period (in shares)			25,089
Deferred share units compensation expense	(0.1)	2.7	$ 2.3	0.3
Cash-Settled Restricted Share Unit [Member]
Stock-Based Compensation Plans
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	1.0		1.0		0.7
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	0.2		0.2		$ 0.4
Cash settled restricted share units compensation expense	$ 0.1	$ 0.2	$ 0.3	$ 0.4